Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Income statement narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 629	$ 1,238
Impairment loss, after tax	545	877
Renewables and Energy Solutions
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 581
Integrated Gas
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		666
Marketing
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 399